Debt securities - Asset-backed securities (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Financial investments
Asset-backed securities	£ 10,543	£ 10,894
Shareholder-backed
Financial investments
Asset-backed securities	£ 4,937	5,003
Shareholder-backed | AAA | UK insurance operations
Financial investments
Percentage for credit rating category	33.00%
Shareholder-backed | AA | UK insurance operations
Financial investments
Percentage for credit rating category	15.00%
Shareholder-backed | RMBS Sub-prime | AAA | US
Financial investments
Percentage for credit rating category	2.00%
Shareholder-backed | RMBS Sub-prime | AA | US
Financial investments
Percentage for credit rating category	6.00%
Shareholder-backed | RMBS Sub-prime | A | US
Financial investments
Percentage for credit rating category	3.00%
Shareholder-backed | Alt-A | AAA | US
Financial investments
Percentage for credit rating category	3.00%
Shareholder-backed | Alt-A | A | US
Financial investments
Percentage for credit rating category	2.00%
Shareholder-backed | Prime including agency | AAA | US
Financial investments
Percentage for credit rating category	5.00%
Shareholder-backed | Prime including agency | AA | US
Financial investments
Percentage for credit rating category	67.00%
Shareholder-backed | Prime including agency | A | US
Financial investments
Percentage for credit rating category	8.00%
Shareholder-backed | CMBS | AAA | US
Financial investments
Percentage for credit rating category	83.00%
Shareholder-backed | CMBS | AA | US
Financial investments
Percentage for credit rating category	16.00%
Shareholder-backed | CMBS | A | US
Financial investments
Percentage for credit rating category	1.00%
Shareholder-backed | CDO funds | AAA | US
Financial investments
Percentage for credit rating category	13.00%
Shareholder-backed | CDO funds | AA | US
Financial investments
Percentage for credit rating category	87.00%
Shareholder-backed | Other asset-backed securities | AAA | US
Financial investments
Percentage for credit rating category	16.00%
Shareholder-backed | Other asset-backed securities | AA | US
Financial investments
Percentage for credit rating category	16.00%
Shareholder-backed | Other asset-backed securities | A | US
Financial investments
Percentage for credit rating category	53.00%
Shareholder-backed | Operating segments | Asia
Financial investments
Asset-backed securities	£ 97	118
Shareholder-backed | Operating segments | US
Financial investments
Asset-backed securities	3,373	3,226
Shareholder-backed | Operating segments | UK insurance operations
Financial investments
Asset-backed securities	960	1,070
Shareholder-backed | Operating segments | RMBS Sub-prime | US
Financial investments
Asset-backed securities	105	112
Shareholder-backed | Operating segments | Alt-A | US
Financial investments
Asset-backed securities	117	126
Shareholder-backed | Operating segments | Prime including agency | US
Financial investments
Asset-backed securities	425	440
Shareholder-backed | Operating segments | CMBS | US
Financial investments
Asset-backed securities	1,638	1,579
Shareholder-backed | Operating segments | CDO funds | US
Financial investments
Asset-backed securities	11	28
Shareholder-backed | Operating segments | Other asset-backed securities | US
Financial investments
Asset-backed securities	1,077	941
Shareholder-backed | Operating segments | Other asset-backed securities | US | Sub-prime
Financial investments
Asset-backed securities	93
Shareholder-backed | Unallocated to a segment (other operations)
Financial investments
Asset-backed securities	507	£ 589
Shareholder-backed | Unallocated to a segment (other operations) | Sub-prime
Financial investments
Asset-backed securities	£ 0
Shareholder-backed | Unallocated to a segment (other operations) | AAA
Financial investments
Percentage for credit rating category	99.00%	96.00%
With-profits
Financial investments
Asset-backed securities	£ 5,606	£ 5,891
With-profits | Asia | Investment grade
Financial investments
Percentage for credit rating category	100.00%	98.00%
With-profits | AAA | UK insurance operations
Financial investments
Percentage for credit rating category	65.00%
With-profits | AA | UK insurance operations
Financial investments
Percentage for credit rating category	10.00%
With-profits | Operating segments | Asia
Financial investments
Asset-backed securities	£ 192	£ 233
With-profits | Operating segments | UK insurance operations
Financial investments
Asset-backed securities	5,414	5,658
With-profits | Operating segments | UK insurance operations | US
Financial investments
Asset-backed securities	£ 1,833	£ 1,913